Supplemental Cash Information	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Supplemental Cash Information

2.              Supplemental cash information

	June 30, 2018	December 31, 2017
Cash	$89,532	$59,504
Cash equivalents	35,551	65,094
Restricted cash	2,242	-
Total cash	$127,325	$124,598
The Company maintains virtually all cash and cash equivalents in USD currency. Cash equivalents consist of short-term deposits that are accessible with 30 days’ notice.
The Company’s restricted cash supports a bank guarantee, expiring October 2018, in connection with a construction contract at the Timok Project.
Supplementary information for the statements of cash flows is as follows:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Non-cash investing and financing transactions
Shares issued as part of DRIP	$-	$256	$298	$1,793
Closure and reclamation increase (decrease) in mineral properties, plant and equipment	(2,450)	2,095	(2,450)	(805)
Depreciation added to (relieved from) inventory	(2)	(1,807)	1,189	1,943
Depreciation included in inventory impairment charge	-	6,347	-	6,347